Share-based payment reserve - The Sasol Khanyisa share transaction (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based payment transaction
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	R 3,776	R 463	R 123
Sasol Khanyisa share transaction
Share-based payment transaction
Transaction term	10 years
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	R 2,953
SOLBE1 Election 1 for 4
Share-based payment transaction
Number of shares offered for particular number of shares held	1
Number of shares held for eligible offered shares	4
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	R 95
SOLBE1, Public, Groups 1 for 10
Share-based payment transaction
Number of shares offered for particular number of shares held	1
Number of shares held for eligible offered shares	10
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	R 1,009